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Statement of Additional Information Supplement*
October 30, 1996

IDS Life Investment Series, Inc.
     IDS Life Capital Resource Fund
     IDS Life International Equity Fund
     IDS Life Aggressive Growth Fund
IDS Life Special Income Fund, Inc.
IDS Life Moneyshare Fund, Inc.
IDS Life Managed Fund, Inc.
30325-20C (10/96)

The Portfolio Transactions section is revised as follows:

Aggressive Growth Fund's acquisition during the fiscal year ended
Aug. 31, 1996, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                 Value of Securities
                                  Owned at End of
Name of Issuer                       Fiscal Year
Dean Witter                         $9,254,988
Goldman Sachs                        7,669,392
Morgan Stanley                       9,949,935
Nations Bank                         6,498,772

Moneyshare Fund's acquisition during the fiscal year ended Aug. 31, 1996, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                 Value of Securities
                                  Owned at End of
Name of Issuer                       Fiscal Year
Goldman Sachs                       $3,994,550
Merrill Lynch                        6,460,913
PNC Bank                               999,883
Morgan Stanley                       4,897,828

Managed Fund's acquisition during the fiscal year ended Aug. 31, 1996, of securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities is presented below:

                                 Value of Securities
                                  Owned at End of
Name of Issuer                       Fiscal Year
Dean Witter                         $32,572,295
Merrill Lynch                         6,568,552
Morgan Stanley                        4,795,728
Salomon Brothers                     23,875,940

*Valid until next update
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